Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

10. Financial Instruments and Fair Value Disclosures

The carrying values of cash and cash equivalents, restricted cash, trade receivables and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the credit and loan facilities approximate their carrying value, predominantly due to the variable interest rate nature thereof. Derivative financial instruments are stated at fair values.

When the interest rate swap contracts qualify for hedge accounting, the Company recognizes the effective portion of the gain / (loss) on the hedging instruments directly in other comprehensive income / (loss) in the statement of shareholders’ equity, while any ineffective portion, if any, is recognized immediately in current period statement of comprehensive income / (loss). When the interest rate swap contracts do not qualify for hedge accounting, the Company recognizes their fair value changes in current period statement of comprehensive income / (loss).

Information on the location and amounts of derivative fair values in the accompanying unaudited interim condensed consolidated balance sheets and derivative gains / (losses) in the accompanying unaudited interim condensed consolidated statements of comprehensive loss and shareholders’ equity are shown below:

Derivative Instruments – Balance Sheet Location

		December 31, 2012	June 30, 2013
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current assets – Interest rate swaps	$-	$(196,991)
Interest rate swaps	Current liabilities – Interest rate swaps	297,908	311,718
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	375,166	-
	Subtotal	$673,074	$114,727

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$887,811	$1,371,406
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	992,411	-
	Subtotal	$1,880,222	$1,371,406

Total derivatives		$2,553,296	$1,486,133

Effect of Derivative Instruments designated as hedging instruments

Gain / (Loss) Recognized in Accumulated Other Comprehensive Income / (Loss) – Effective Portion

	Six Months Ended June 30,
	2012	2013
Interest rate swaps	$ (440,917)	$403,710
Total	$ (440,917)	$403,710

Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) – Effective Portion

		Six Months Ended June 30,
	Location	2012	2013
Interest rate swaps – Realized Loss	Interest and finance costs	$(36,118)	$(154,637)
Total		$(36,118)	$(154,637)

There was no ineffective portion of the gain / (loss) on the hedging instruments for the six months ended June 30, 2012 and 2013.

Effect of Derivative Instruments not designated as hedging instruments

		Six Months Ended June 30,
	Location of Gain / (Loss) Recognized	2012	2013
Interest rate swaps – Fair value	(Loss) / gain on derivatives, net	$891,635	$508,816
Interest rate swaps – Realized Loss	(Loss) / gain on derivatives, net	(1,373,225)	(488,690)
Net loss on derivatives		$(481,590)	$20,126

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s interest rate swaps as of December 31, 2012 and June 30, 2013.

Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2012	June 30, 2013
Interest rate swaps – asset	$-	$(196,991)
Interest rate swaps – liability	2,553,296	1,683,124
Total	$2,553,296	$1,486,133

Marketable securities – shares of Korea Line Corporation (“KLC”):

On March 28, 2013, the Seoul Central District Court approved an amended KLC rehabilitation plan, under which nine-tenths of the remaining cash payments due to the Company under the agreement will be paid in shares of KLC rather than in cash, reducing the outstanding amount of cash the Company is entitled to receive from KLC from $5,798,363 to $579,836, which will be payable to the Company in nine annual installments of varying amounts. In addition, a 15-for-1 reverse stock split over the outstanding shares of KLC was approved.

On May 9, 2013, the 15-for-1 reverse stock split was effectuated. Accordingly, the reverse stock split adjusted the number of KLC shares held by the Company from 111,201 to 7,413. In addition, pursuant to the amended KLC rehabilitation plan, on May 9, 2013, 58,483 additional shares of KLC were issued to the Company, which will be secured at the Korean Securities Depository until November 10, 2013, increasing the total number of KLC shares held by the Company to 65,896 on a reverse stock split adjusted basis. Based on the closing price of KLC shares as of May 9, 2013, the fair value of the 58,483 additional KLC shares was $3,113,306, which was recognized as gain from marketable securities and is included in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2013.

The fair value of the total 65,896 KLC shares as of June 30, 2013, based on the respective latest publicly available information, was $3,669,672. The corresponding loss on change in the fair value of $10,922 was recognized in accumulated other comprehensive income / (loss).

The fair value of the KLC shares is based on quoted prices of KLC share of stock (Korea SE: KS) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the KLC shares as of December 31, 2012 and June 30, 2013.

Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2012	June 30, 2013
KLC Shares – Marketable Securities	$567,288	$3,669,672

As of December 31, 2012 and June 30, 2013, the Company did not have any assets or liabilities measured at fair value on a recurring or non-recurring basis, other than the ones discussed above.